Himax Technologies, Inc. (the Parent Company only) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	$ 185,466	$ 127,320	$ 138,737	$ 106,164
Investment in non-marketable securities	11,211	21,877
Total assets	832,994	759,327
Current liabilities	355,405	303,833
Short-term debt	130,000	105,500
Total equity	468,297	448,559	428,158	395,058
Total liabilities and equity	832,994	759,327
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	372	268	1,075	584
Other current assets	1,688	912
Investment in non-marketable securities	432	5,600
Investments in subsidiaries	725,974	680,841
Total assets	728,466	687,621
Current liabilities	227	233
Short-term debt	111,000	86,500
Debt borrowing from a subsidiary	144,615	151,064
Total equity	472,624	449,824
Total liabilities and equity	$ 728,466	$ 687,621